Federated Corporate Bond Strategy Portfolio
A Portfolio of Federated Managed Pool Series
(TICKER FCSPX)

SUPPLEMENT TO PROSPECTUS DATED February 28, 2013
1. Under the heading entitled “Fund Management,” please delete the information regarding Joseph M. Balestrino.
2. Under the heading entitled “Portfolio Management Information,” please delete the biography of Joseph M. Balestrino.
March 25, 2013
Federated Corporate Bond Strategy Portfolio
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451571 (3/13)
Federated Corporate Bond Strategy Portfolio
A Portfolio of Federated Managed Pool Series
(TICKER FCSPX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED February 28, 2013
Under the heading entitled “ Portfolio Manager Information,” please delete the information related to Joseph M. Balestrino.
March 25, 2013
Federated Corporate Bond Strategy Portfolio
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451572 (3/13)